TENANT IMPROVEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
TENANT IMPROVEMENTS

Tenant improvements consist of the following

	March 31, 2016	December 31, 2015
Tenant Improvements	$923,820	$923,820
Less accumulated depreciation and amortization	(62,772)	(51,760)
Tenant improvements, net	$861,048	$872,060

Leasehold improvements are amortized over the shorter of the useful life of the assets or the estimated lease term (including probable lease renewals). Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the three months ended March 31, 2016 and 2015 was $11,012 and $4,733, respectively.

Tenant improvements consist of the following

	December 31, 2015	December 31, 2014
Tenant Improvements	$923,820	$592,195
Less accumulated depreciation and amortization	(51,760)	(14,414)
Tenant improvements, net	$872,060	$577,781

Leasehold improvements are amortized over the shorter of the useful life of the assets or the estimated lease term (including probable lease renewals). Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the years ended December 31, 2015 and 2014 was $37,346 and $7,492, respectively.